TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of taxation charge attributable to the group

	2019	2018	2017
	$ million	$ million	$ million
Current taxation:
UK corporation tax	27	27	23
Overseas tax	140	131	177
Current income tax charge	167	158	200
Adjustments in respect of prior periods	(11)	(33)	(60)
Total current taxation	156	125	140
Deferred taxation:
Origination and reversal of temporary differences	(9)	(3)	32
Changes in tax rates	3	1	(49)
Adjustments to estimated amounts arising in prior periods	(7)	(5)	(11)
Total deferred taxation	(13)	(7)	(28)
Total taxation as per the income statement	143	118	112
Taxation in other comprehensive income	(2)	(4)	9
Taxation in equity	(1)	(1)	3
Taxation attributable to the Group	140	113	124

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2019	2018	2017
	$ million	$ million	$ million
Profit before taxation	743	781	879
Expected taxation at UK statutory rate of 19.0% (2018: 19.0%, 2017: 19.3%)	141	148	169
Differences in overseas taxation rates[1]	9	(5)	48
Benefit of US manufacturing deduction	–	–	(9)
R&D credits	(8)	(6)	(3)
Tax losses not recognised	–	4	10
Utilisation of previously unrecognised tax losses	(2)	(1)	(6)
Impact of US tax reform	–	–	(32)
Expenses not deductible for tax purposes	18	15	11
Change in tax rates	3	1	(5)
Adjustments in respect of prior years[2]	(18)	(38)	(71)
Total taxation as per the income statement	143	118	112
1	Mainly relates to profits taxed in the US at a rate higher than the UK statutory rate and includes the impact of intra group loans provided to finance US acquisitions and business operations.
2	The adjustments in respect of prior years are explained on page 144.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement		provisions,
	tax		benefit	Macrotexture	losses and other
	depreciation	Intangibles	obligations	claims	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2017	(50)	(143)	7	33	183	30
Adjustment on initial application of IFRS 9	–	–	–	–	3	3
Adjusted balance at 1 January 2018	(50)	(143)	7	33	186	33
Exchange adjustment	–	2	–	–	(7)	(5)
Movement in income statement – current year	11	14	–	(33)	11	3
Movement in income statement – prior years	(12)	1	4	–	12	5
Movement in other comprehensive income	–	–	(6)	–	(3)	(9)
Movement in equity	–	–	–	–	1	1
Changes in tax rate	(1)	–	–	–	–	(1)
At 31 December 2018	(52)	(126)	5	–	200	27
Exchange adjustment	–	(1)	–	–	–	(1)
Movement in income statement – current year	19	11	–	–	(21)	9
Movement in income statement – prior years	(3)	–	–	–	10	7
Movement in other comprehensive income	–	–	1	–	–	1
Movement in equity	–	–	–	–	1	1
Changes in tax rate	(1)	1	1	–	(4)	(3)
Acquisitions	–	(106)	–	–	48	(58)
At 31 December 2019	(37)	(221)	7	–	234	(17)

Represented by:

	2019	2018
	$ million	$ million
Deferred tax assets	150	126
Deferred tax liabilities	(167)	(99)
Net position at 31 December	(17)	27